Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income [Abstract]
Loss for the year	$ (29,002)	$ (28,662)	$ (43,100)
Other comprehensive income (loss)
Exchange differences arising from translation of foreign operations	264	(383)	253
Total other comprehensive income (loss)	264	(383)	253
Total comprehensive loss for the year (net of tax)	$ (28,738)	$ (29,045)	$ (42,847)